Supplemental cash flow information	6 Months Ended
Jun. 30, 2023
Disclosure In Entirety Of Supplemental Cash Flow Information Explanatory Abstract
Supplemental cash flow information
23.	Supplemental cash flow information

Supplement cash flow information for the periods ended 30 June 2023 and 2022 is included below (in thousands):

	30 June
	2023	2022
Non-cash investing and financing activities
Acquisition of property, plant and equipment in trade payables and current liabilities	1,082	998
Acquisition of intangibles through in trade payables and current liabilities	4,201	-
Right-of-use assets obtained through new operating leases	53,920	1,592
OACB Earn Out Shares recognized	-	9,100
Predecessor Earn Out Shares recognized	-	227,500
Settlement of SARs with shares	13,768	30,302
Settlement of RSUs with shares	84	-